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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
           --------------------------------------------------------------
Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     11/13/00
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 23
                                            ---------------------------
Form 13F Information Table Value Total:     $         116,249
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

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                                                                                 Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                   (b) Shared-   (c) Shared-  Item 7:
Name of Issuer         Title of   Number          Market Value   Shares or                 As Defined    Other        Managers See
                       Class                                     Principal       (a) Sole  in Instr. V                Instr. V
                                                                 Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM        87509105        5,879,000      1,959,500       1,959,500
-----------------------------------------------------------------------------------------------------------------------------------
Biotime Inc.           COM        090066L105      630,000        90,750          90,750
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Brown Shoe             COM        115736100       689,000        75,000          75,000
-----------------------------------------------------------------------------------------------------------------------------------
Converse               COM        212540108       47,000         69,000          69,000
-----------------------------------------------------------------------------------------------------------------------------------
Dave & Busters         COM        23833N104       94,000         11,820          11,820
Inc.
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Florsheim Shoe         COM        343302105       61,000         42,683          42,683
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM        37184G104       49,000         113,100         113,100
-----------------------------------------------------------------------------------------------------------------------------------
Hancock  Fabrics Inc.  COM        409900107       275,000        55,000          55,000
-----------------------------------------------------------------------------------------------------------------------------------
Heilig-Meyers Co.      COM        422893107       109,000        638,600         638,600
-----------------------------------------------------------------------------------------------------------------------------------
La Z Boy               COM        505336107       2,910,000      199,853         199,853
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM        502392103       953,000        50,300          50,300
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              11,696,000
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Table continued...

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                         Item 8: Voting Authority (Shares)
----------------------------------------------------------------------
Item 1:
Name of Issuer
                         (a) Sole       (b) Shared     (c) None

----------------------------------------------------------------------
Bethlehem Steel          1,959,500
----------------------------------------------------------------------
Biotime Inc.             90,750
----------------------------------------------------------------------
Brown Shoe               75,000
----------------------------------------------------------------------
Converse                 69,000
----------------------------------------------------------------------
Dave & Busters           11,820
Inc.
----------------------------------------------------------------------
Florsheim Shoe           42,683
----------------------------------------------------------------------
Genesis Worldwide        113,100
----------------------------------------------------------------------
Hancock  Fabrics Inc.    55,000
----------------------------------------------------------------------
Heilig-Meyers Co.        638,600
----------------------------------------------------------------------
La Z Boy                 199,853
----------------------------------------------------------------------
LTX Corp.                50,300
----------------------------------------------------------------------
COLUMN TOTALS (Page)
----------------------------------------------------------------------

                                    FORM 13F


Page 2 of 2                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

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                                                                                    Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                   (b)         (c) Shared-  Item 7:
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                 Shared- As  Other        Mana-
                       Class                                          Principal     (a) Sole    Defined in               gers
                                                                      Amount                    Instr. V                 See
                                                                                                                         Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108      22,613,000         600,000       600,000
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM          649080504      1,530,000          340,000       340,000
-----------------------------------------------------------------------------------------------------------------------------------
Ogden Corp.            COM          676346109      18,988,000         1,400,000     1,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107      415,000            83,000        83,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101      3,876,000          410,751       410,751
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103      1,732,000          140,000       140,000
-----------------------------------------------------------------------------------------------------------------------------------
Sunglass Hut           COM          86736F106      8,491,000          1,300,000     1,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105      2,062,000          397,400       397,400
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries     COM          896522109      351,000            15,000        15,000
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Unisys Corp            COM          909214108      15,414,000         1,370,100     1,370,100
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103      29,081,000         2,350,000     2,350,000
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COLUMN TOTALS (Page)                               104,553,000
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AGGREGATE COLUMN                                   116,249,000
TOTALS
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Table continued...


---------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
---------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None


---------------------------------------------------------------------
NCR Corp.               600,000
---------------------------------------------------------------------
New Valley Corp         340,000
---------------------------------------------------------------------
Ogden Corp.             1,400,000
---------------------------------------------------------------------
Primesource Corp.       83,000
---------------------------------------------------------------------
Ryerson Tull            410,751
---------------------------------------------------------------------
Scitex Ltd.             140,000
---------------------------------------------------------------------
Sunglass Hut            1,300,000
---------------------------------------------------------------------
Tenneco Automotive      397,400
---------------------------------------------------------------------
Trinity Industries      15,000
---------------------------------------------------------------------
Unisys Corp             1,370,100
---------------------------------------------------------------------
Venator Group, Inc.     2,350,000
---------------------------------------------------------------------
COLUMN TOTALS (Page)
---------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
---------------------------------------------------------------------